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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
Address: 17 Heights Road
         Plandome, NY 11030

Form 13F File Number: 28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward M. Giles
Title: Managing Member
Phone: 212-752-5255

Signature, Place, and Date of Signing:


       /s/ Edward M. Giles                 New York, NY             10/30/08
---------------------------------   ------------------------   -----------------
           [Signature]                    [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         40

Form 13F Information Table Value Total:     228110
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

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GME Capital LLC
FORM 13F
30-Sep-08

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
                                                                                             Voting Authority
                                                                                            -----------------
                                Title of               Value   Shares/  Sh/  Put/  Invstmt    Other
Name of Issuer                    class     CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared  None
------------------------------  --------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  ----
3D SYSTEMS CORP DEL             COM       88554D205      5761   404260  SH         Defined             404260
ACCELR8 TECHNOLOGY CORP         COM       004304200       193    50900  SH         Defined              50900
ACCURAY INC                     COM       004397105      1343   166400  SH         Defined             166400
AMERICAN VANGUARD CORP          COM       030371108      6041   400615  SH         Defined             400615
AMERIGAS PARTNERS - LP          UNIT      030975106       304    10000  SH         Defined              10000
ANADARKO PETROLEUM CORP         COM       032511107       388     8000  SH         Defined               8000
ANALOG DEVICES INC              COM       032654105       375    14223  SH         Defined              14223
BREEZE-EASTERN CORP             COM       106764103       532    50700  SH         Defined              50700
CELGENE CORP                    COM       151020104     85625  1353107  SH         Defined            1353107
CLEVELAND CLIFFS INC            COM       185896107      9963   188200  SH         Defined             188200
EATON CORP                      COM       278058102      4360    77600  SH         Defined              77600
ELAN CORP PLC                   ADR       284131208      9391   880100  SH         Defined             880100
ENERGY FOCUS INC                COM       29268T102       262   113750  SH         Defined             113750
EQUITABLE RESOURCES INC         COM       294549100      3301    90000  SH         Defined              90000
EV3 INC                         COM       26928A200      1586   158000  SH         Defined             158000
EVERGREEN ENERGY INC            COM       30024B104       195   207600  SH         Defined             207600
HCP, INC                        COM       40414L109       257     6400  SH         Defined               6400
HEALTH GRADES INC               COM       42218Q102       752   264800  SH         Defined             264800
ISHARES SILVER TRUST            COM       46428Q109       593    50000  SH         Defined              50000
KOPIN CORP.                     COM       500600101        55    17568  SH         Defined              17568
MARKWEST ENERGY PARTNERS LP     UNIT      570759100       622    24600  SH         Defined              24600
METABOLIX INC                   COM       591018809      3870   804534  SH         Defined             804534
MRV COMMUNICATIONS INC.         COM       553477100       541   462200  SH         Defined             462200
NEWFIELD EXPLORATION CO         COM       651290108      3513   109800  SH         Defined             109800
NEWMONT MINING CORPORATION      COM       651639106      2421    62450  SH         Defined              62450
NOBLE CORP                      SHS       G65422100      6076   138400  SH         Defined             138400
NOVAGOLD RESOURCES INC          COM       66987E206       312    47900  SH         Defined              47900
PEABODY ENERGY CORP             COM       704549104      1179    26200  SH         Defined              26200
QUESTAR CORP                    COM       748356102      3576    87400  SH         Defined              87400
RAYONIER INC                    COM       754907103      8648   182644  SH         Defined             182644
SOUTHWESTERN ENERGY CO          COM       845467109     19120   626050  SH         Defined             626050
SPDR GOLD TRUST                 GOLD SHS  78463V107      8932   105000  SH         Defined             105000
STERICYCLE, INC.                COM       858912108      9714   164900  SH         Defined             164900
THERMO FISHER SCIENTIFIC INC    COM       883556102     10604   192800  SH         Defined             192800
TRANSITION THERAPEUTICS INC     COM       893716209        52    10000  SH         Defined              10000
TRANSOCEAN INC                  SHS       G90073100       220     2000  SH         Defined               2000
UNIVERSAL HEALTH RLTY INCOME T  SH        91359E105      1248    32083  SH         Defined              32083
WILLBROS GROUP INC              COM       969199108      6604   249200  SH         Defined             249200
WYETH                           COM       983024100      6756   182900  SH         Defined             182900
ZIX CORPORATION                 COM       98974P100      2825  1249997  SH         Defined            1249997
REPORT SUMMARY                        40  DATA RECORDS 228110             0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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